Commitments and Contingencies	12 Months Ended
Apr. 30, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Operating Leases

The Company has entered into non-cancelable operating leases, primarily related to rental of office space, expiring through 2025. The Company recognizes operating lease costs on a straight-line basis over the term of the agreement, taking into account adjustments for market provisions such as free or escalating base monthly rental payments or deferred payment terms such as rent holidays that defer the commencement date of the required payments. The Company may receive renewal or expansion options, leasehold improvement allowances or other incentives on certain lease agreements.

Hosting Infrastructure Commitments

In December 2017, the Company entered into non-cancelable capacity commitments with a hosting infrastructure vendor for a total minimum commitment of $12.5 million in each of the subsequent three years. In December 2018, the agreement was amended to establish total minimum commitments of $17.0 million for calendar year 2019, $20.0 million for calendar year 2020 and $23.0 million for calendar year 2021.  As of April 30, 2019, the Company had paid $15.7 million toward the calendar year 2019 commitment.

Other Commitments

Other commitments consist of a loan issued to finance the Company’s tenant improvements. The current portion of the loan is included within other accrued liabilities and the non-current portion is included within other liabilities, non-current on the consolidated balance sheet. The term of the arrangement is 60 months, terminating in March 2020. The Company repaid $0.1 million of the loan, including both principal and interest, during the year ended April 30, 2019. The outstanding balance of the loan, including interest, was $0.1 million as of April 30, 2019.

Future minimum lease payments under non-cancelable office leases, hosting infrastructure commitments, and other commitments as of April 30, 2019 were as follows (in thousands):

Years Ending April 30,	Minimum Lease Payments	Hosting Infrastructure Commitments	Other Commitments	Total
2020	6,455	7,962	90	14,507
2021	5,494	21,000	-	26,494
2022	5,106	15,333	-	20,439
2023	5,217	-	-	5,217
2024	4,602	-	-	4,602
Thereafter	7,020	-	-	7,020
Total	$33,894	$44,295	$90	$78,279

Rent expense related to operating leases was $7.3 million, $6.5 million and $5.4 million for the years ended April 30, 2019, 2018 and 2017, respectively.

Letters of Credit

The Company had a total of $2.3 million in letters of credit outstanding in favor of certain landlords for office space as of April 30, 2019.

Legal Matters

From time to time, the Company has become involved in claims and other legal matters arising in the ordinary course of business. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually or taken together have a material adverse effect on its business, results of operations, financial position or cash flows.

The Company accrues estimates for resolution of legal and other contingencies when losses are probable and estimable.

Although the results of litigation and claims are inherently unpredictable, the Company believes that there was not at least a reasonable possibility that the Company had incurred a material loss with respect to such loss contingencies, as of April 30, 2019, therefore, the Company has not recorded an accrual for such contingencies.

Indemnification

The Company enters into indemnification provisions under its agreements with other companies in the ordinary course of business, including business partners, landlords, contractors and parties performing its research and development. Pursuant to these arrangements, the Company agrees to indemnify, hold harmless, and reimburse the indemnified party for certain losses suffered or incurred by the indemnified party as a result of the Company’s activities. The terms of these indemnification agreements are generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the fair value of these agreements is not material. The Company maintains commercial general liability insurance and product liability insurance to offset certain of the Company’s potential liabilities under these indemnification provisions.

In addition, the Company indemnifies its officers, directors and certain key employees while they are serving in good faith in their respective capacities. To date, there have been no claims under any indemnification provisions.